27. FINANCIAL INSTRUMENTS (Details 3) - Recurring fair value measurement [Member]	Dec. 31, 2018	Dec. 31, 2017
Senior secured credit facilities [Member] | Term Loan B - U.S. Facility [Member]
Disclosure of detailed information about financial instruments [line items]
Term Loan	94.50%	100.13%
8.875% Senior Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Term Loan	104.44%	111.83%